Offerings	Nov. 03, 2025 USD ($) shares
Offering: 1
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	484,406
Maximum Aggregate Offering Price	$ 10,114,397.3
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,396.8
Offering Note

(1)
Includes up to 484,406 shares of common stock, par value $0.01 per share (the “Common Stock”), issuable in exchange for limited partnership units in WRI/Raleigh LP, Pearl Towers LLC, Kimco Pergament, LLC, Kim-Fur Retail Holdings, LLC and Kimco Union Crescent, LLC, tendered for redemption by one or more of such unit holders pursuant to their contractual rights.

(2)
Estimated in accordance with Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of calculating the registration fee. The Proposed Maximum Offering Price Per Security is based upon the average of the high and low prices for the Registrant’s Common Stock as reported on the New York Stock Exchange on October 31, 2025 ($20.88).

(3)
Pursuant to Rule 416 under the Securities, the shares of Common Stock offered hereby shall also be deemed to cover such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,841,273
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Carry Forward Form Type	S-3
Carry Forward File Number	333-269102
Carry Forward Initial Effective Date	Jan. 03, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note

(3)
Pursuant to Rule 416 under the Securities, the shares of Common Stock offered hereby shall also be deemed to cover such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments.

(4)
This prospectus supplement includes 1,841,273 shares of Common Stock registered under the prospectus supplement filed by Kimco Realty Corporation on January 3, 2023 and the registration statement on Form S-3 (File No. 333-269102) filed by Kimco Realty Corporation on January 3, 2023, which have not been sold. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid in connection with such unsold shares will continue to be applied to such unsold shares.